Loans and Allowance for Credit Losses - Summary of Consumer Credit Exposure on ACI loans, Based on Past Due Status (Detail) - Consumer - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	$ 169,370	$ 189,003	$ 240,564
Residential Real Estate | 0-29 DPD
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	155,187	171,457	218,317
Residential Real Estate | 30-59 DPD
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	3,027	4,070	3,957
Residential Real Estate | 60-89 DPD
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	1,426	1,939	2,561
Residential Real Estate | Financing Receivables 90 to 119 Days Past Due
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	384	622	650
Residential Real Estate | Financing Receivables 120 Days Past Due
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	9,346	10,915	15,079
Other
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	1,788	2,122	3,013
Other | 0-29 DPD
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	1,619	1,871	2,583
Other | 30-59 DPD
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	123	134	127
Other | 60-89 DPD
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	4	25	59
Other | Financing Receivables 90 to 119 Days Past Due
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due		36	1
Other | Financing Receivables 120 Days Past Due
Accounts Notes And Loans Receivable [Line Items]
Loans Past Due	$ 42	$ 56	$ 243